Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

NOTE 11: SUBSEQUENT EVENTS

In October 2017 the Company exchanged 300,000 common stock shares for 30,000 Series A Preferred shares.

In November 2017 the Company received $150,000 in exchange for a 10% convertible promissory note due April 15, 2018. The Company issued 100,000 Series A Preferred shares as an origination fee on this note.

The Company has evaluated subsequent events pursuant to ASC Topic 855 and has determined that there are no additional subsequent events to disclose.

NOTE 14: SUBSEQUENT EVENTS

In January, February and through March 6, 2017, the Company issued 5,517,900 shares of common stock for 531,790 shares of Series A Preferred.

In February 2017, the Company issued 280,000 shares of common stock shares in exchange for $140,000 of accounts payable.

In March 2017, the Company received $25,000 as a shareholder loan.

The Company has evaluated subsequent events pursuant to ASC Topic 855 and has determined that there are no additional subsequent events to disclose.